SCHEDULE OF DETAILED INFORMATION ABOUT RIGHT-OF-USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	$ 109
Additions		$ 84
Ending balance	73	109
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	502	502
Additions	107
Ending balance	609	502
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	393	309
Acquired Depreciation	59
Depreciation	84	84
Ending balance	$ 536	$ 393